Personnel costs - Summary of Measurement of Stock Option Plan Based On Monte Carlo Simulation (Detail)	12 Months Ended
	Dec. 31, 2022 yr € / shares	Dec. 31, 2021 yr € / shares	Dec. 31, 2020 yr € / shares
Tranche Mr. Altan
Disclosure Of Measurement Of Share Options Granted During Period [Line Items]
Exercise price	€ 25	€ 0	€ 25
Term in years | yr	1.74	0	1.74
Remaining term in years	0 years	4 months 6 days	4 months 6 days
Share price as of the valuation date	€ 43.39	€ 0	€ 43.39
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility	51.31%	0.00%	51.31%
Risk-free interest rate	(0.82%)	(0.00%)	(0.82%)
Option value	€ 20.4	€ 0	€ 20.4
2021 Stock Option Plan | Tranche 2021 I
Disclosure Of Measurement Of Share Options Granted During Period [Line Items]
Exercise price	€ 71.15	€ 71.15
Term in years | yr	7	7
Remaining term in years	5 years 6 months	6 years 6 months
Share price as of the valuation date	€ 80.2	€ 80.2
Expected dividend yield	0.00%	0.00%
Expected volatility	36.90%	36.90%
Risk-free interest rate	(0.40%)	(0.40%)
Option value	€ 25.17	€ 25.17
2020 Stock Option Plan | Tranche 2020 I
Disclosure Of Measurement Of Share Options Granted During Period [Line Items]
Exercise price	€ 61.27	€ 61.27	€ 61.27
Term in years | yr	7	7	7
Remaining term in years	4 years 9 months	5 years 9 months	6 years 9 months
Share price as of the valuation date	€ 75.46	€ 75.46	€ 75.46
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility	36.39%	36.39%	36.39%
Risk-free interest rate	(0.65%)	(0.65%)	(0.65%)
Option value	€ 26.14	€ 26.14	€ 26.14
2019 Stock Option Plan
Disclosure Of Measurement Of Share Options Granted During Period [Line Items]
Exercise price	€ 37.31
Term in years | yr	7
Remaining term in years	6 years 6 months
Share price as of the valuation date	€ 27.55
Expected dividend yield	0.00%
Expected volatility	38.46%
Risk-free interest rate	1.12%
Option value	€ 5.72
2019 Stock Option Plan | Tranche 2019 I
Disclosure Of Measurement Of Share Options Granted During Period [Line Items]
Exercise price	€ 42.46	€ 42.46	€ 42.46
Term in years | yr	7	7	7
Remaining term in years	3 years 9 months	4 years 9 months	5 years 9 months
Share price as of the valuation date	€ 38	€ 38	€ 38
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility	45.91%	45.91%	45.91%
Risk-free interest rate	(0.74%)	(0.74%)	(0.74%)
Option value	€ 11.53	€ 11.53	€ 11.53
2019 Stock Option Plan | Tranche 2019 II
Disclosure Of Measurement Of Share Options Granted During Period [Line Items]
Exercise price	€ 41.03	€ 41.03	€ 41.03
Term in years | yr	7	7	7
Remaining term in years	4 years	5 years	6 years
Share price as of the valuation date	€ 38.5	€ 38.5	€ 38.5
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility	45.66%	45.66%	45.66%
Risk-free interest rate	(0.39%)	(0.39%)	(0.39%)
Option value	€ 12.42	€ 12.42	€ 12.42
2019 Stock Option Plan | Tranche 2019 III
Disclosure Of Measurement Of Share Options Granted During Period [Line Items]
Exercise price	€ 46.5	€ 46.5	€ 46.5
Term in years | yr	7	7	7
Remaining term in years	4 years 3 months	5 years 3 months	6 years 3 months
Share price as of the valuation date	€ 35.2	€ 35.2	€ 35.2
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility	48.32%	48.32%	48.32%
Risk-free interest rate	(0.62%)	(0.62%)	(0.62%)
Option value	€ 9.43	€ 9.43	€ 9.43
2019 Stock Option Plan | Tranche 2019 IV
Disclosure Of Measurement Of Share Options Granted During Period [Line Items]
Exercise price	€ 47.25	€ 47.25	€ 47.25
Term in years | yr	7	7	7
Remaining term in years	4 years 6 months	5 years 6 months	6 years 6 months
Share price as of the valuation date	€ 51	€ 51	€ 51
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility	48.45%	48.45%	48.45%
Risk-free interest rate	(0.60%)	(0.60%)	(0.60%)
Option value	€ 19.55	€ 19.55	€ 19.55
2019 Stock Option Plan | Tranche 2019 V
Disclosure Of Measurement Of Share Options Granted During Period [Line Items]
Exercise price	€ 61.27	€ 61.27	€ 61.27
Term in years | yr	7	7	7
Remaining term in years	4 years 9 months	5 years 9 months	6 years 9 months
Share price as of the valuation date	€ 75.46	€ 75.46	€ 75.46
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility	36.39%	36.39%	36.39%
Risk-free interest rate	(0.65%)	(0.65%)	(0.65%)
Option value	€ 26.14	€ 26.14	€ 26.14
2019 Stock Option Plan | Tranche 2019 VI
Disclosure Of Measurement Of Share Options Granted During Period [Line Items]
Exercise price	€ 66.49	€ 66.49	€ 66.49
Term in years | yr	7	7	7
Remaining term in years	5 years	6 years	7 years
Share price as of the valuation date	€ 73.2	€ 73.2	€ 73.2
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility	36.63%	36.63%	36.63%
Risk-free interest rate	(0.69%)	(0.69%)	(0.69%)
Option value	€ 23.25	€ 23.25	€ 23.25
2019 Stock Option Plan | Tranche 2019 VII
Disclosure Of Measurement Of Share Options Granted During Period [Line Items]
Exercise price	€ 68.97	€ 68.97
Term in years | yr	7	7
Remaining term in years	5 years 3 months	6 years 3 months
Share price as of the valuation date	€ 64.2	€ 64.2
Expected dividend yield	0.00%	0.00%
Expected volatility	36.67%	36.67%
Risk-free interest rate	(0.53%)	(0.53%)
Option value	€ 14.18	€ 14.18
2019 Stock Option Plan | Tranche 2019 VIII
Disclosure Of Measurement Of Share Options Granted During Period [Line Items]
Exercise price	€ 71.15	€ 71.15
Term in years | yr	7	7
Remaining term in years	5 years 6 months	6 years 6 months
Share price as of the valuation date	€ 80.2	€ 80.2
Expected dividend yield	0.00%	0.00%
Expected volatility	36.90%	36.90%
Risk-free interest rate	(0.40%)	(0.40%)
Option value	€ 25.17	€ 25.17
2019 Stock Option Plan | Tranche 2019 IX
Disclosure Of Measurement Of Share Options Granted During Period [Line Items]
Exercise price	€ 70.31	€ 70.31
Term in years | yr	7	7
Remaining term in years	5 years 9 months	6 years 9 months
Share price as of the valuation date	€ 64.8	€ 64.8
Expected dividend yield	0.00%	0.00%
Expected volatility	37.56%	37.56%
Risk-free interest rate	(0.40%)	(0.40%)
Option value	€ 16.28	€ 16.28
2022 Stock Option Plan | Tranche 2022 I
Disclosure Of Measurement Of Share Options Granted During Period [Line Items]
Exercise price	€ 32.9
Term in years | yr	9
Remaining term in years	8 years 9 months
Share price as of the valuation date	€ 19.76
Expected dividend yield	0.00%
Expected volatility	35.31%
Risk-free interest rate	2.02%
2022 Stock Option Plan | Tranche 2022 I | Bottom of range
Disclosure Of Measurement Of Share Options Granted During Period [Line Items]
Option value	€ 1.97
2022 Stock Option Plan | Tranche 2022 I | Top of range
Disclosure Of Measurement Of Share Options Granted During Period [Line Items]
Option value	€ 2.01